Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Proceeds from financing	$ 1,668	$ 15,796
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Proceeds from financing	$ 14,785
Description of repaid financial debt	(i) prepayment of banking loans in the domestic and international market totaling US$ 2,893 and (ii) US$ 6,965 to repurchase and withdraw of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 849; and (iii) total prepayment of US$ 593 for loans with development agencies.
United States of America, Dollars | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 25,601		$ 33,236
United States of America, Dollars | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 22,779		$ 28,281